UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [   ]; Amendment Number: ---------
 This Amendment (Check only one):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokio Marine Asset Management New York Co., Ltd.
Address: 101 Park Avenue
         New York, NY  10178-0096

Form 13F File Number:  28------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yoshiyuki Yoshida
Title:   Chief Investment Officer
Phone:   (212) 297-6708

Signature, Place and Date of Signing:

/s/ Yoshiyuki Yoshida               New York, NY            April 19, 1999
---------------------------   --------------------------   --------------------
         [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          109

Form 13F Information Table Value Total:        261,809
                                              (thousands)


List of Other Included Managers:  N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None.

               Column 1                Column 2       Column 3     Column 4       Column 5         Column 6     Column 7    Column 8
                                                                     VALUE       Shares or        Investment     Other        Voting
            Name of Issuer          Title of Class     CUSIP #     (x$1000)     Pm. amount        Discretion    Managers   Authority
                                                                                                                              (Sole)
3Com Corp                            Common Stock     885535104       1,793         40,000    SH     SOLE                     40,000
Ace Ltd                              Common Stock     G0070K103       2,066         60,000    SH     SOLE                     60,000
AirTouch Communications              Common Stock     00949T100       4,951         68,490    SH     SOLE                     68,490
Allied Waste Industries Inc          Common Stock     019589308       1,181         50,000    SH     SOLE                     50,000
Alltel Corp                          Common Stock     020039103       2,393         40,000    SH     SOLE                     40,000
America Online Inc                   Common Stock     02364J104       1,600         10,000    SH     SOLE                     10,000
American Tower Corp                  Common Stock     029912201         591         20,000    SH     SOLE                     20,000
American International Group Inc     Common Stock     026874107       2,047         21,183    SH     SOLE                     21,183
American Express Co                  Common Stock     025816109       2,122         20,754    SH     SOLE                     20,754
American Home Products Corp          Common Stock     026609107       3,296         58,500    SH     SOLE                     58,500
Anheuser Busch Companies Inc         Common Stock     035229103       1,641         25,000    SH     SOLE                     25,000
AT and T Corp                        Common Stock     001957109       2,159         28,688    SH     SOLE                     28,688
Automatic Data Processing Inc        Common Stock     053015103       2,189         27,299    SH     SOLE                     27,299
Bank One Corp                        Common Stock     06423A103       1,652         32,343    SH     SOLE                     32,343
Bank of New York                     Common Stock     064057102       2,276         56,554    SH     SOLE                     56,554
BankAmerica Corp                     Common Stock     06605F102       1,503         25,000    SH     SOLE                     25,000
Bausch and Lomb Inc                  Common Stock     071707103       2,400         40,000    SH     SOLE                     40,000
Bellsouth Corp                       Common Stock     079860102       2,111         42,324    SH     SOLE                     42,324
Berkshire Hathaway Inc               Common Stock     084670207       1,645            700    SH     SOLE                        700
Bristol Myers Squibb Co              Common Stock     110122108       4,603         34,400    SH     SOLE                     34,000
Cardinal Health Inc                  Common Stock     14149Y108       1,707         22,500    SH     SOLE                     22,500
CBS Corp                             Common Stock     12490K107       1,310         40,000    SH     SOLE                     40,000
Chase Manhattan Corp                 Common Stock     16161A108       4,831         69,248    SH     SOLE                     69,248
Chevron Corp                         Common Stock     166751107       1,175         14,162    SH     SOLE                     14,162
Cisco Systems Inc                    Common Stock     17275R102       6,042         65,098    SH     SOLE                     65,098
Citigroup Inc                        Common Stock     172967101       4,166         84,400    SH     SOLE                     84,400
Clorox Co                            Common Stock     189054109       1,729         14,801    SH     SOLE                     14,801
CNF Transportation Inc               Common Stock     12612W104       1,315         35,000    SH     SOLE                     35,000
Coca Cola Co                         Common Stock     191216100       3,504         52,363    SH     SOLE                     52,363
Comcast Corp                         Common Stock     200300200       1,761         30,000    SH     SOLE                     30,000
Computer Sciences Corp.              Common Stock     205363104       1,547         24,000    SH     SOLE                     24,000
CVS Corp                             Common Stock     126650100       2,275         41,370    SH     SOLE                     41,370
Dell Computer                        Common Stock     207025109       2,302         31,450    SH     SOLE                     31,450
Du Pont EI de Nemours                Common Stock     263534109       1,592         30,000    SH     SOLE                     30,000
Electronic Data Systems Corp         Common Stock     285661104       1,004         20,000    SH     SOLE                     20,000
Eli Lilly and Company                Common Stock     532457108       1,511         17,000    SH     SOLE                     17,000
EMC Corp                             Common Stock     268648102       6,899         81,160    SH     SOLE                     86,160
Emerson Electric Co                  Common Stock     291011104       1,815         30,000    SH     SOLE                     30,000
Enron Corp                           Common Stock     293561106       4,459         78,146    SH     SOLE                     78,146
Exxon Corp                           Common Stock     302290101       2,333         31,907    SH     SOLE                     31,907
Federal National Mortgage Assn       Common Stock     313586109       3,789         51,196    SH     SOLE                     51,196
First Union Corp                     Common Stock     337358105       3,345         55,000    SH     SOLE                     55,000
Freddie Mac                          Common Stock     313400301         967         15,000    SH     SOLE                     15,000
Gap Inc                              Common Stock     364760108       2,616         46,500    SH     SOLE                     46,500
GATX Corp                            Common Stock     361448103       1,136         30,000    SH     SOLE                     30,000
General Electric Co                  Common Stock     369604103       6,333         62,062    SH     SOLE                     62,062
Gillette Co                          Common Stock     375766102       1,990         41,198    SH     SOLE                     41,198
HBO and Co                           Common Stock     404100109       1,835         63,974    SH     SOLE                     63,974
HJ Heinz Co                          Common Stock     423074103       1,114         19,679    SH     SOLE                     19,679
Home Depot Inc                       Common Stock     437076102       3,059         50,000    SH     SOLE                     50,000
Honeywell Inc                        Common Stock     438506107       2,109         28,000    SH     SOLE                     28,000
Household International              Common Stock     441815107       1,585         40,000    SH     SOLE                     40,000
Illinois Tool Works Inc              Common Stock     452308109       1,160         20,000    SH     SOLE                     20,000
Intel Corp                           Common Stock     458140100       2,163         18,240    SH     SOLE                     18,240
International Business Machines IBM  Common Stock     459200101       6,586         35,688    SH     SOLE                     35,688
ITT Educational Services Inc         Common Stock     45068B109       2,040         60,000    SH     SOLE                     60,000
Kimberly Clark Corp                  Common Stock     494368103       1,635         30,000    SH     SOLE                     30,000
Kroger Co                            Common Stock     501044101       1,513         25,000    SH     SOLE                     25,000
Limited Inc                          Common Stock     532716107       1,165         40,000    SH     SOLE                     40,000
Lucent Technologies Inc              Common Stock     549463107       6,488         59,000    SH     SOLE                     59,000
McGraw Hill Co Inc                   Common Stock     580645109       6,016         59,050    SH     SOLE                     59,050
MCI WorldCom Inc                     Common Stock     55268B106       7,713        107,500    SH     SOLE                    107,500
McKesson Inc                         Common Stock     58155Q103       1,186         15,000    SH     SOLE                     15,000
Medtronic Inc                        Common Stock     585055106       2,600         35,000    SH     SOLE                     35,000
Mellon Bank Corp                     Common Stock     585509102       1,843         26,803    SH     SOLE                     26,803
Merck and Company Inc                Common Stock     589331107       2,373         16,069    SH     SOLE                     16,069
Merrill Lynch and Co Inc             Common Stock     590188108       1,335         20,000    SH     SOLE                     20,000
Microsoft Corp                       Common Stock     594918104       5,964         43,002    SH     SOLE                     43,002
Mobil Corp                           Common Stock     607059102       3,144         36,090    SH     SOLE                     36,090
Monsanto Co                          Common Stock     611662107       3,156         66,438    SH     SOLE                     66,438
National Computer Systems Inc        Common Stock     635519101       1,110         30,000    SH     SOLE                     30,000
Network Associates Inc               Common Stock     640938106       1,325         20,000    SH     SOLE                     20,000
New York Times Co                    Common Stock     650111107       1,884         54,318    SH     SOLE                     54,318
Nike Inc                             Common Stock     654106103       1,947         48,000    SH     SOLE                     48,000
Owens Illinois Inc                   Common Stock     690768403       1,011         33,000    SH     SOLE                     33,000
Peco Energy Co                       Common Stock     693304107       1,253         30,000    SH     SOLE                     30,000
Pepsico Inc                          Common Stock     713448108       1,842         45,000    SH     SOLE                     45,000
Pfizer Inc                           Common Stock     717081103       4,840         38,653    SH     SOLE                     38,653
Philip Morris Companies Inc          Common Stock     718154107       4,032         75,367    SH     SOLE                     75,367
Pitney Bowes Inc                     Common Stock     724479100       2,643         40,000    SH     SOLE                     40,000
Procter and Gamble Co                Common Stock     742718109       1,323         14,484    SH     SOLE                     14,484
Public Service Enterprise Group Inc  Common Stock     744573106         945         30,000    SH     SOLE                     30,000
QUALCOMM Incorporated                Common Stock     747525103       1,554         30,000    SH     SOLE                     30,000
Quanta Services Inc                  Common Stock     74762E102         331         15,000    SH     SOLE                     15,000
Quintiles Transnational Corp         Common Stock     748767100       2,669         50,000    SH     SOLE                     50,000
Qwest Communications Intl Inc        Common Stock     749121109       1,250         25,000    SH     SOLE                     25,000
Rite Aid Corp                        Common Stock     767754104       2,181         44,000    SH     SOLE                     44,000
Safeway Inc                          Common Stock     786514208       2,085         34,218    SH     SOLE                     34,218
SBC Communications Inc               Common Stock     78387G103       1,394         26,000    SH     SOLE                     26,000
Schlumberger Ltd                     Common Stock     806857108         928         20,000    SH     SOLE                     20,000
Sealed Air Corp                      Common Stock     81211K100       2,043         40,000    SH     SOLE                     40,000
Servicemaster Co                     Common Stock     81760N109         883         40,000    SH     SOLE                     40,000
Southern Co                          Common Stock     842587107       1,799         61,900    SH     SOLE                     61,900
Steris Corp                          Common Stock     859152100       1,706         60,000    SH     SOLE                     60,000
Suiza Foods Corp                     Common Stock     865077101       1,528         30,000    SH     SOLE                     30,000
Summit Bancorp Inc                   Common Stock     866005101         874         20,000    SH     SOLE                     20,000
Sun Microsystems Inc                 Common Stock     866810104       1,713         20,000    SH     SOLE                     20,000
Supervalu Inc                        Common Stock     868536103       1,960         70,000    SH     SOLE                     70,000
Texas Instruments Inc                Common Stock     882508104       2,182         25,500    SH     SOLE                     25,500
Texas Utilities Co                   Common Stock     882848104       1,868         40,000    SH     SOLE                     40,000
Time Warner Inc                      Common Stock     887315109       2,089         33,660    SH     SOLE                     33,660
Unum Corp                            Common Stock     903192102       4,612         79,000    SH     SOLE                     79,000
Wal-Mart Stores Inc                  Common Stock     931142103       3,156         38,753    SH     SOLE                     38,753
Walt Disney Co                       Common Stock     254687106       1,736         57,860    SH     SOLE                     57,860
Warner Lambert Co                    Common Stock     934488107       3,308         44,000    SH     SOLE                     44,000
Wellpoint Health Networks Inc        Common Stock     94973H108       1,740         20,000    SH     SOLE                     20,000
Wild Oats Markets Inc                Common Stock     96808B107       1,575         50,000    SH     SOLE                     50,000
Xerox Corp                           Common Stock     984121103       4,130         35,000    SH     SOLE                     35,000
XL Capital Ltd                       Common Stock     G98255105         916         12,216    SH     SOLE                     12,216